Share Capital and Warrants	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

30. SHARE CAPITAL AND WARRANTS
A) Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles. Prior to the close of the Arrangement, Cenovus’s articles were amended to create the Cenovus series 1, 2, 3, 4, 5, 6, 7 and 8 first preferred shares.
B) Issued and Outstanding – Common Shares

	2021		2020
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,870	11,040	1,228,828	11,040
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)	788,518	6,111	—	—
Issued Upon Exercise of Warrants	314	3	—	—
Issued Under Stock Option Plans	535	7	42	—
Purchase of Common Shares under NCIB	(17,026)	(145)	—	—
Outstanding, End of Year	2,001,211	17,016	1,228,870	11,040
As at December 31, 2021, there were 30 million (December 31, 2020 – 27 million) common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
On November 4, 2021, the TSX accepted the Company's implementation of a NCIB to purchase up to 146.5 million common shares during the twelve-month period commencing November 9, 2021, and ending November 8, 2022.
For the year ended December 31, 2021, the Company purchased 17 million common shares through the NCIB. The shares were purchased at a weighted average price of $15.56 per common share for a total of $265 million. Paid in surplus was reduced by $120 million, representing the excess of the purchase price of common shares over their average carrying value. The shares were subsequently cancelled. As of February 7, 2022, Cenovus purchased an additional 9 million common shares for $160 million.
D) Issued and Outstanding – Preferred Shares

As at December 31, 2021	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	—	—
Issued Under the Arrangement (Note 5A)	36,000	519
Outstanding, End of Year	36,000	519

As at December 31, 2021	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares	March 31, 2026	1.86%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
Series 1 First Preferred Shares
In March 2021, 274 thousand series 1 first preferred shares were tendered for conversion into series 2 first preferred shares. The new annual fixed-rate dividend applicable to the series 1 first preferred shares for the five-year period commencing March 31, 2021, to March 30, 2026, is 2.58 percent, being equal to the sum of the Government of Canada five-year bond yield of 0.85 percent plus 1.73 percent in accordance with the terms of the series 1 first preferred shares. Holders of series 1 first preferred shares will have the right, at their option, to convert their shares into series 2 first preferred shares, subject to certain conditions, on March 31, 2026, and on March 31 every five years thereafter. The annual fixed-rate dividend was 2.40 percent for the previous period ending March 30, 2021.
Series 2 First Preferred Shares
In March 2021, 578 thousand series 2 first preferred shares were tendered for conversion into series 1 first preferred shares. Holders of the series 2 first preferred shares will be entitled to receive cumulative quarterly floating dividends, reset every quarter, at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 1.73 percent. Holders of series 2 first preferred shares will have the right, at their option, to convert their shares into series 1 first preferred shares, subject to certain conditions, on March 31, 2026, and on March 31 every five years thereafter. The floating-rate dividend was 1.92 percent for the previous period ending December 30, 2021. The new quarterly floating-rate dividend applicable for the period commencing December 31, 2021, to March 30, 2022, is 1.86 percent.
Series 3 First Preferred Shares
The dividend rate will be reset every five years at the rate equal to the five-year Government of Canada bond yield plus 3.13 percent. Holders of series 3 first preferred shares will have the right, at their option, to convert their shares into series 4 first preferred shares, subject to certain conditions, on December 31, 2024, and on December 31 every five years thereafter. Holders of the series 4 first preferred shares will be entitled to receive cumulative quarterly floating dividends, reset every quarter, at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.13 percent.
Series 5 First Preferred Shares
The dividend rate will be reset every five years at the rate equal to the five-year Government of Canada bond yield plus 3.57 percent. Holders of series 5 first preferred shares will have the right, at their option, to convert their shares into series 6 first preferred shares, subject to certain conditions, on March 31, 2025, and on March 31 every five years thereafter. Holders of the series 6 first preferred shares will be entitled to receive cumulative quarterly floating dividends, reset every quarter, at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.57 percent.
Series 7 First Preferred Shares
The dividend rate will be reset every five years at the rate equal to the five-year Government of Canada bond yield plus 3.52 percent. Holders of series 7 first preferred shares will have the right, at their option, to convert their shares into series 8 first preferred shares, subject to certain conditions, on June 30, 2025, and on June 30 every five years thereafter. Holders of the series 8 first preferred shares will be entitled to receive cumulative quarterly floating dividends, reset every quarter, at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.52 percent.
Second Preferred Shares
There were no second preferred shares outstanding as at December 31, 2021 (December 31, 2020 – nil).
) Issued and Outstanding – Warrants

As at December 31, 2021	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	—	—
Issued Under the Arrangement (Note 5A)	65,433	216
Exercised	(314)	(1)
Outstanding, End of Year	65,119	215
The exercise price of the Cenovus Warrants issued under the Arrangement is $6.54 per share